OTHER NON-CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
Prepaid Expense and Other Assets, Noncurrent [Abstract]
Schedule of Other Non-Current Assets
	US dollars
	December 31,
(in thousands)	2024	2023

Deferred contract costs and prepaid expenses (*)	5,503	3,689
Deposits	350	300
	5,853	3,989

(*)	See Note 1W.